Quarterly Report
January 31, 2025
MFS®  Core Bond Fund
MCB-Q3

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.8%
Asset-Backed & Securitized – 18.9%
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.065% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	$200,000	$197,685
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	26,858	26,965
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	101,807	101,226
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	99,091	99,080
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	59,280	58,832
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.02% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	200,000	198,884
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	73,078	73,817
Bain Capital Credit CLO Ltd., 2020-3A, “BRR”, FLR, 5.89% (SOFR - 3mo. + 1.6%), 10/23/2034 (n)	200,000	200,169
BDS 2021-FL10 Ltd., “A”, FLR, 5.483% ((SOFR - 1mo. + 0.11448%) + 1.07%), 6/16/2036 (n)	30,379	30,371
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	10,878	11,313
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.471% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	100,000	97,605
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	88,884	90,353
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	54,360	54,732
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	97,048	96,131
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	145,414	150,766
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	208,179	207,561
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	33,863	34,094
Dryden Senior Loan Fund, 2019-68A, “BRR”, CLO, FLR, 5.852% (SOFR - 3mo. + 1.55%), 7/15/2035 (n)	250,000	250,181
Dryden Senior Loan Fund, 2022-113A, “AR2”, CLO, FLR, 5.551% (SOFR - 3mo. + 1.25%), 10/15/2037 (n)	250,000	249,929
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)	100,000	101,183
Empire District Bondco LLC, 4.943%, 1/01/2033	37,379	37,187
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	27,637	27,766
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	50,000	50,088
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	17,031	17,104
KREF 2018-FT1 Ltd., “A”, FLR, 5.485% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	134,580	134,588
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	39,852	39,962
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	100,000	99,750
MF1 2021-FL7 Ltd., “AS”, FLR, 5.863% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	250,000	247,189
MF1 2022-FL10 Ltd., “AS”, FLR, 7.487% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	250,469
MF1 2022-FL8 Ltd., “B”, FLR, 6.25% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	98,655
MF1 2023-FL12 Ltd., “A”, FLR, 6.364% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	128,500	129,240
MF1 2024-FL16 Ltd., “A”, FLR, 5.839% (SOFR - 1mo. + 1.541%), 11/18/2029 (n)	154,790	156,048
MF1 2024-FL5 Ltd., “AS”, FLR, 6.338% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	100,000	100,312
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	69,165	73,009
Nissan Master Owner Trust, 2024-A, “A”, FLR, 5.077% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	100,000	100,251
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	84,777	85,388
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	96,592	96,069
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	84,973	85,541
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 6.172% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	250,000	250,789
PFP III 2024-11 Ltd., “11A”, FLR, 6.13% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	160,977	161,275
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 7.422% (SOFR - 1mo. + 3.111%), 6/25/2037 (n)	250,000	250,000
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	120,000	119,994
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	9,845	9,854
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 6.152% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	150,000	150,205
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 8/25/2069 (n)	97,073	96,641
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	38,324	38,482
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	250,000	248,887
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	188,907	188,321
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	167,860
		$5,841,801
Automotive – 0.5%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$200,000	$166,588
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$68,000	$54,658

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$198,000	$204,188
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	103,000	89,635
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	43,000	42,232
LPL Holdings, Inc., 6.75%, 11/17/2028	11,000	11,601
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	178,000	166,072
		$513,728
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$98,527
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$77,407
Equinix, Inc., 2.5%, 5/15/2031	69,000	59,201
Fiserv, Inc., 2.65%, 6/01/2030	88,000	78,108
Global Payments, Inc., 1.2%, 3/01/2026	87,000	83,662
Global Payments, Inc., 2.9%, 11/15/2031	77,000	66,353
Verisk Analytics, Inc., 5.75%, 4/01/2033	70,000	72,233
		$436,964
Cable TV – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$69,316
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	80,530
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	88,000	72,667
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	65,648
		$288,161
Computer Software – 0.3%
Oracle Corp., 4.9%, 2/06/2033	$22,000	$21,377
Roper Technologies, Inc., 2%, 6/30/2030	89,000	76,376
		$97,753
Conglomerates – 0.4%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$129,000	$128,248
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033	$60,000	$59,145
Consumer Services – 0.4%
Booking Holdings, Inc., 4.625%, 4/13/2030	$138,000	$136,718
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$147,000	$124,726
Electronics – 0.5%
Broadcom, Inc., 4.3%, 11/15/2032	$63,000	$59,274
Broadcom, Inc., 4.926%, 5/15/2037 (n)	108,000	102,084
		$161,358
Energy - Integrated – 0.7%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$208,000	$206,280
Financial Institutions – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$144,020
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	78,359
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	75,278
		$297,657

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$146,950
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	123,000	152,717
Diageo Capital PLC, 2.375%, 10/24/2029	200,000	179,986
		$479,653
Gaming & Lodging – 0.7%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$63,658
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	60,480
Marriott International, Inc., 4.625%, 6/15/2030	108,000	105,899
		$230,037
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$82,000	$74,689
Corebridge Financial, Inc., 5.75%, 1/15/2034	42,000	42,722
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	141,259
		$258,670
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$38,000	$38,487
Insurance - Property & Casualty – 0.7%
Aon Corp., 4.5%, 12/15/2028	$61,000	$60,203
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	77,614
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	85,000	85,847
		$223,664
Machinery & Tools – 0.9%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$198,348
CNH Industrial Capital LLC, 1.875%, 1/15/2026	79,000	76,929
		$275,277
Major Banks – 6.8%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$302,000	$256,919
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	160,000	148,598
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	143,026
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	156,254
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	153,529
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	82,612
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	73,229
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	64,772
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	59,998
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	76,433
JPMorgan Chase & Co., 3.157% to 4/22/2041, FLR (SOFR - 1 day + 1.46%) to 4/22/2042	152,000	112,531
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	131,000	124,968
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	86,707
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	109,486
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	147,000	149,324
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	167,037
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	142,941
		$2,108,364
Medical & Health Technology & Services – 1.1%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$74,802
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	177,533
CVS Health Corp., 5.3%, 6/01/2033	85,000	82,673
		$335,008

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$203,011
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	75,876
		$278,887
Midstream – 1.7%
DCP Midstream Operating, LP, 3.25%, 2/15/2032	$167,000	$143,495
Plains All American Pipeline LP, 3.8%, 9/15/2030	174,000	162,110
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	72,771
Targa Resources Corp., 6.125%, 3/15/2033	138,000	142,593
		$520,969
Mortgage-Backed – 28.7%
Fannie Mae, 3.5%, 3/01/2046	$26,250	$23,689
Fannie Mae, 3%, 8/01/2046	28,107	24,489
Fannie Mae, 2%, 12/01/2050	24,901	19,425
Fannie Mae, TBA, 2%, 2/15/2055	75,000	58,371
Fannie Mae, UMBS, 2%, 4/01/2037 - 7/01/2052	1,004,246	809,279
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 5/01/2052	1,049,493	864,010
Fannie Mae, UMBS, 5%, 10/01/2037 - 1/01/2055	300,341	290,665
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 11/01/2053	98,015	97,461
Fannie Mae, UMBS, 3%, 5/01/2043 - 8/01/2052	368,158	314,425
Fannie Mae, UMBS, 3.5%, 7/01/2043 - 6/01/2053	134,211	120,246
Fannie Mae, UMBS, 4%, 9/01/2046 - 5/01/2053	267,868	245,844
Fannie Mae, UMBS, 1.5%, 6/01/2051 - 10/01/2051	129,792	96,163
Fannie Mae, UMBS, 4.5%, 6/01/2052 - 9/01/2052	146,109	137,861
Fannie Mae, UMBS, 6%, 11/01/2052 - 7/01/2054	230,571	233,152
Freddie Mac, 2.57%, 7/25/2026	75,000	73,168
Freddie Mac, 3.117%, 6/25/2027	100,000	96,988
Freddie Mac, UMBS, 2%, 3/01/2037 - 3/01/2052	662,851	526,958
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 6/01/2052	85,836	70,363
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	667,194	575,767
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 5/01/2052	177,218	159,341
Freddie Mac, UMBS, 1.5%, 3/01/2051	37,459	27,825
Freddie Mac, UMBS, 4%, 7/01/2052	191,673	175,611
Freddie Mac, UMBS, 4.5%, 10/01/2052	128,485	121,158
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 6/01/2053	223,694	222,135
Freddie Mac, UMBS, 6.5%, 8/01/2053	24,734	25,376
Freddie Mac, UMBS, 5%, 11/01/2053	94,371	91,220
Freddie Mac, UMBS, 6%, 3/01/2054 - 6/01/2054	138,890	139,988
Ginnie Mae, 4.513%, 9/20/2041	26,457	25,679
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	322,952	281,377
Ginnie Mae, 2%, 2/20/2052 - 6/20/2052	335,840	269,101
Ginnie Mae, 2.5%, 2/20/2052 - 4/20/2052	463,467	387,782
Ginnie Mae, 3.5%, 6/20/2052 - 9/20/2052	246,273	220,462
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	129,374	119,206
Ginnie Mae, 4.5%, 9/20/2052 - 5/20/2053	325,733	308,563
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	240,008	233,720
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053	188,031	187,239
Ginnie Mae, 5.523%, 3/20/2064	14,907	15,012
Ginnie Mae, TBA, 6%, 2/15/2055 - 3/15/2055	125,000	125,971
Ginnie Mae, TBA, 6.5%, 2/15/2055	50,000	50,948
Ginnie Mae, TBA, 5.5%, 2/20/2055 - 3/01/2055	100,000	99,209
UMBS, TBA, 2.5%, 3/01/2040 - 3/25/2055	674,336	558,939
UMBS, TBA, 6.5%, 2/15/2055 - 3/15/2055	125,000	128,048
UMBS, TBA, 3.5%, 3/15/2055	225,000	198,958
		$8,851,192

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.6%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$95,000	$95,663
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	90,000	91,198
		$186,861
Natural Gas - Distribution – 0.2%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$71,425
Network & Telecom – 0.2%
Verizon Communications, Inc., 2.55%, 3/21/2031	$57,000	$49,422
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$69,132
Other Banks & Diversified Financials – 0.5%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$138,787
Pollution Control – 0.6%
Waste Management, Inc., 4.875%, 2/15/2034	$179,000	$176,057
Real Estate - Office – 0.3%
Boston Properties LP, REIT, 5.75%, 1/15/2035	$105,000	$102,777
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$62,000	$55,991
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	117,000	86,654
		$142,645
Specialty Stores – 0.3%
Genuine Parts Co., 2.75%, 2/01/2032	$115,000	$97,432
Telecommunications - Wireless – 1.2%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$76,672
Rogers Communications, Inc., 3.8%, 3/15/2032	146,000	130,947
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	63,644
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	68,084
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	20,740
		$360,087
Tobacco – 1.0%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$155,924
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	25,336
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,348
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	52,452
Philip Morris International, Inc., 5.75%, 11/17/2032	48,000	49,497
		$294,557
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$36,000	$40,667
U.S. Treasury Obligations – 19.3%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,288,000	$921,172
U.S. Treasury Bonds, 4.375%, 8/15/2043	150,000	141,574
U.S. Treasury Bonds, 4.75%, 11/15/2043	100,000	99,012
U.S. Treasury Bonds, 4.5%, 2/15/2044	505,000	483,123
U.S. Treasury Bonds, 2.25%, 2/15/2052 (f)	900,000	545,941
U.S. Treasury Bonds, 4%, 11/15/2052	383,000	333,419
U.S. Treasury Bonds, 4.75%, 11/15/2053	80,000	79,063
U.S. Treasury Bonds, 4.25%, 2/15/2054	220,000	200,372

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4%, 1/15/2027	$1,150,000	$1,145,418
U.S. Treasury Notes, 4.125%, 2/15/2027	650,000	648,832
U.S. Treasury Notes, 4.5%, 4/15/2027	1,000,000	1,005,859
U.S. Treasury Notes, 4.25%, 6/30/2029	340,000	338,951
		$5,942,736
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$44,362
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	116,187
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	112,217
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	75,813
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	99,932
		$448,511
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$151,352
Total Bonds		$30,484,968
Mutual Funds (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 4.41% (v)	1,494,802	$1,495,101

Other Assets, Less Liabilities – (3.7)%		(1,129,234)
Net Assets – 100.0%		$30,850,835
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,495,101 and $30,484,968, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,883,437, representing 22.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 1/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	8	$1,645,000	March – 2025	$568
U.S. Treasury Ultra Note 10 yr	Short	USD	2	222,750	March – 2025	5,102
						$5,670

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	12	$1,276,688	March – 2025	$(5,264)
U.S. Treasury Ultra Bond 30 yr	Long	USD	7	829,281	March – 2025	(30,665)
						$(35,929)
At January 31, 2025, the fund had liquid securities with an aggregate value of $66,726 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$5,942,736	$—	$5,942,736
Municipal Bonds	—	186,861	—	186,861
U.S. Corporate Bonds	—	7,060,346	—	7,060,346
Residential Mortgage-Backed Securities	—	9,484,559	—	9,484,559
Commercial Mortgage-Backed Securities	—	1,560,175	—	1,560,175
Asset-Backed Securities (including CDOs)	—	3,648,259	—	3,648,259
Foreign Bonds	—	2,602,032	—	2,602,032
Investment Companies	1,495,101	—	—	1,495,101
Total	$1,495,101	$30,484,968	$—	$31,980,069
Other Financial Instruments
Futures Contracts – Assets	$5,670	$—	$—	$5,670
Futures Contracts – Liabilities	(35,929)	—	—	(35,929)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,083,506	$6,116,463	$6,705,257	$185	$204	$1,495,101
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$62,614	$—